Stock-Based Compensation - U.S. Cellular, Overview and Valuation model (Details) - Common Shares - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
U.S. Cellular Long-Term Incentive Plans | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining contractual term	10 years
Award vesting period	3 years
Expiration period	30 days
Black Scholes valuation model assumptions
Expected life		4 years 8 months 12 days
Expected annual volatility rate		30.50%
Dividend yield		0.00%
Risk-free interest rate		1.20%
Estimated annual forfeiture rate		9.40%
U.S. Cellular Long-Term Incentive Plans | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term	90 days
U.S. Cellular Long-Term Incentive Plans | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term	1 year
U.S. Cellular | U.S. Cellular Long-Term Incentive Plans
Stock-based compensation, overview
Shares reserved	13,286,000
U.S. Cellular | Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved	137,000